Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss for the year	$ (51,377)	$ (39,050)
Adjustments for:
Depreciation and amortization	7,558	7,514
Impairment loss on trade receivables	310	1,787
Unrealized gain on forward contracts	(259)	(805)
Equity in loss of investment in joint venture and associates	12,557	11,059
(Gain) loss on sale of assets	(168)	1,995
Accretion on decommissioning liabilities	76	119
Employee future benefits	164	208
Employee future benefits plan contributions	(908)	(511)
Share-based compensation	6,237	3,561
Total Adjustments	(25,810)	(14,123)
Changes in non-cash working capital:
Trade and other receivables	(2,093)	(14,494)
Inventories	1,355	(787)
Prepaid expenses and other current assets	(1,026)	(812)
Trade and other payables	(4,238)	11,083
Deferred revenue	(10,268)	3,475
Warranty provision	(854)	1,428
Changes in non-cash working capital:	(17,124)	(107)
Cash used in operating activities	(42,934)	(14,230)
Investing activities:
Net change in short-term investments	(2,000)	0
Additions to property, plant and equipment	(12,620)	(13,934)
Proceeds on sale of assets	988	2,137
Investment in other intangible assets	(246)	0
Investment in joint venture and associates	(22,515)	(20,949)
Cash used in investing activities	(36,393)	(32,746)
Financing activities:
Principal payments of lease liabilities	(2,517)	(2,053)
Net proceeds on issuance of share capital from share option exercises	4,438	4,624
Net proceeds on issuance of share capital from equity offerings	694,608	0
Cash provided by financing activities	696,529	2,571
Effect of exchange rate fluctuations on cash and cash equivalents held	(1,564)	(38)
Increase (decrease) in cash and cash equivalents	615,638	(44,443)
Cash and cash equivalents, beginning of year	147,792	192,235
Cash and cash equivalents, end of year	$ 763,430	$ 147,792